Property, Plant and Equipment - Summary of Property, Plant and Equipment Recorded under Finance Leases (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Capital Leases Balance Sheet Assets By Major Class Net Lessee Balance Sheet [Abstract]
Gross capital leases	[1],[2]	$ 169	$ 139
Accumulated depreciation		(53)	(50)
Net capital leases		$ 116	$ 89

[1]	Consists of industrial buildings, plant, machinery and equipment
[2]	Included in property, plant and equipment table above